Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
Schedule of property and equipment, net of accumulated depreciation

%

Computers	15 – 33
Office furniture and equipment	6 – 15
Leasehold improvements	*)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Schedule of fair value for options granted using the black-scholes option-pricing model
	2013	2014	2015

Dividend yield	0%	*)	0%
Expected volatility	53.7%-64%	*)	64%- 69%
Risk-free interest	0.5%-1.7%	*)	1.12%-1.63%
Expected life (in years)	3.5-4.9	*)	4.375
*) No grants were made in 2014.
Schedule of fair value, assets and liabilities measured on recurring basis

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants presented at fair value	-	-	$844,818	$844,818

Capital note	-	-	37,480	37,480

Total financial liabilities	-	-	$882,298	$882,298

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants presented at fair value	-	-	$961,922	$961,922

Capital note	-	-	43,568	43,568

Total financial liabilities	-	-	$1,005,490	$1,005,490

Schedule of liabilities measured at fair value on a recurring basis

Level 3

Balance at January 1, 2013	$389,000

Fair value of warrants to investors and service provider	7,500
Fair value of embedded conversion feature presented in fair value	19,990
Change in fair value of warrants and embedded conversion feature presented in fair value	59,901
Reclassification of embedded conversion feature presented in fair value from liability to equity	(358,891)
Reclassification of warrants presented at fair value to equity	(117,500)

Balance at December 31, 2013	-

Fair value of warrants and capital note	882,298

Balance at December 31, 2014	882,298

Fair value of warrants to investors	142,470
Changes in Fair value of warrants and capital note	(19,278)

Balance at December 31, 2015	$1,005,490